Transactions with non-controlling interests - Yantai Pengai (Details) - CNY (¥)														12 Months Ended
	Dec. 09, 2020	Dec. 08, 2020	Dec. 07, 2020	Dec. 06, 2020	Mar. 25, 2020	Mar. 24, 2020	Jun. 24, 2019	Jun. 23, 2019	Jun. 01, 2019	May 27, 2019	Jun. 24, 2018	Feb. 01, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Yantai Pengai Jiayan
Carrying amount of non-controlling interests disposed of							¥ (12,000)
Less: consideration received from non-controlling interest	¥ 864,000						500,000
Gain on disposal within equity							488,000
Equity interests disposed off (as a percent)	12.00%
Proportion of equity interest held (as a percent)	68.00%	80.00%
Guangzhou Pengai
Carrying amount of non-controlling interests disposed of														¥ (147,000)	¥ (642,000)	¥ (1,199,000)
Less: consideration received from non-controlling interest							¥ 2,068,000				¥ 940,000	¥ 1,880,000		2,760,000	(940,000)	(1,880,000)
Gain on disposal within equity														¥ (2,613,000)	¥ (298,000)	¥ (681,000)
Equity interests disposed off (as a percent)												10.00%
Proportion of equity interest held (as a percent)			76.00%	96.00%			91.00%	96.00%		96.00%	96.00%	85.00%	95.00%	76.00%	85.00%
Nanchang Pengai
Less: consideration received from non-controlling interest					¥ 125,000
Proportion of equity interest held (as a percent)					85.00%	80.00%			51.00%					51.00%	51.00%
Shanghai Jiahong
Carrying amount of non-controlling interests disposed of														¥ (65,000)
Gain on disposal within equity														¥ (65,000)